Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Dec. 01, 2020 USD ($) shares	Jan. 20, 2020 shares	Dec. 20, 2018 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Mar. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance under 2019 Stock Incentive plan								4,460,600
Period of grant of share-based payment arrangement							10 years
Options granted vesting term							Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months. Some options are vested in equal monthly installments or annual installments over the entire service period or vested immediately upon the grant date in instances where services had already been performed in their entirety.
Vesting period							4 years
Vesting rights percentage							25.00%
Vest in equal monthly installments							36 months
Share options granted							2,403,660	1,500,887	198,064
Weighted average remaining contractual life of options outstanding							9 years 2 months 12 days	9 years 3 months 18 days	7 years 7 months 6 days
Number of shares issued						43,057,316	43,057,316
Consideration, contingent on achieving of R&D milestones | ¥			¥ 0		¥ 0
Number of shares issued for pre money valuation amount | ¥			¥ 600,000,000
Share-based compensation expenses | ¥							¥ 57,863,000	¥ 25,190,000	¥ 3,875,000
Dividend yield
Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses | ¥								¥ 1,200,000	¥ 2,700,000
Fair value of share based payment on grant date | $ / shares						$ 0.9
Fair value of share based payment on grant date at consolidation | $ / shares						$ 1.57
Risk-free interest rate							2.50%
Expected volatility							60.00%
Share Purchase Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses | ¥								¥ 19,700,000
2019 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted							897,660
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of grant of share-based payment arrangement							10 years
Options granted vesting term							Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months.
Vesting period							4 years
Vesting rights percentage							25.00%
Vest in equal monthly installments							36 months
Share options granted							1,506,000
After Share Consolidation
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance under 2019 Stock Incentive plan						2,407,091	2,407,091	2,563,563
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued at consolidation						121,080	121,080
Ordinary Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance		210,682
Number of shares issued		491,596				210,682	210,682
Number of shares vested		140,456							351,140
Number of shares potentially issuable		210,682
Ordinary Shares | Connect Union
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance		342,144
Number of shares issued		798,330	1,140,474			342,144	342,144
Number of shares potentially issuable		342,144
Ordinary Shares | Series B Financing | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued			702,278
Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued						21,349,537	21,349,537	0
Series C Preferred Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued										80,457
Number of shares issued at consolidation										46,232
Series C Preferred Shares | Share Purchase Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued	3,162,894			18,186,643
Number of shares issued at consolidation	1,817,755			10,452,094
Cash consideration | $	$ 20.0			$ 115.0
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance						600,000	600,000
Percentage of shares equal to lesser of aggregate number of ordinary shares							1.00%
Number of shares potentially issuable						600,000	600,000